Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income Tables [Line Items]
Disclosure Of Other Operating Income Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
24 148 (11)
Net gains / (losses) from disposals of investments in associates and joint ventures
4 844
2
41
Share of net profits of associates and joint ventures (348)
3
32 105
Total (319) 1,024 135
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
3 (1) 9
Income from properties
4
39 20 23
Net gains / (losses) from properties held for sale 12 24 100
5
Other
6
648
7
391
8
185
9
Total other income 384 1,459 452
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.

Refer to Note 30 for more information about UBS’s

acquisitions and
disposals of subsidiaries and

businesses.

2 Includes an USD
848
m gain related to the

sale of UBS’s

shareholding in Mitsubishi Corp.-UBS

Realty Inc.

3 Includes a USD
508
m share of proportionate

impairment
losses reflected in the SIX Group profit and loss, of which USD 317 m reported in Personal and Corporate Banking and USD 190
m reported in Global Wealth Management.

4 Includes rent received from third parties.

5 Mainly relates to

the sale of a

property in Basel.

6 Includes gains of

USD
160
m related to the

repurchase of UBS‘s own

debt instruments (compared

with gains of USD
98
m in 2022 and

losses of USD
60 m in
2021).

7 Includes USD
174
m of mortgage servicing rights fee income

from the Credit Suisse Group.

8 Mainly relates to a portion

of the total USD
133
m gain on the sale of UBS’s

domestic wealth management
business in Spain of USD 111
m (with the remaining amount disclosed

within Net gains / (losses) from

acquisitions and disposals of subsidiaries),

income of USD
111
m related to a legacy litigation

settlement and a
legacy bankruptcy claim, and gains of USD 98 m related to the repurchase of UBS’s own debt instruments (compared with losses of USD 60
m in 2021).

9 Includes a gain of USD
100 m from the sale of UBS’s domestic
wealth management business in Austria.